UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
		     Washington, D.C.  20549

			FORM 13F

	           FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: September 30, 2004

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Lee, Danner & Bass, Inc.
Address:  3100 West End Avenue, Suite 1250
	  Nashville, Tennessee  37203

13F File Number:  801-30924

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Mark Bryan Smith
Title:	Treasurer
Phone:	615-244-7775
Signature, Place, and Date of Signing:

	Mark Bryan Smith     Nashville, Tennessee     November 2, 2004


Report Type (Check only one.):

[x]   		13F HOLDINGS REPORT.
[ ] 		13F NOTICE.
[ ] 		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:
None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

			FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  	0

Form 13F Information Table Entry Total: 99

Form 13F Information Table Value total: $307,646 thousands

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579y101     2880    36008 SH       SOLE                    33363              2645
A. H. Belo Corp.               COM              080555105      216     9600 SH       SOLE                     8400              1200
Abbott Laboratories Corp.      COM              002824100      226     5329 SH       SOLE                     4529               800
Altria Group, Inc.             COM              02209s103      572    12170 SH       SOLE                     9460              2710
American Express Co.           COM              025816109     1801    35000 SH       SOLE                    28696              6304
American International Group   COM              026874107    10836   159376 SH       SOLE                   153043              6333
American Retirement Corp.      COM              028913101     4074   532500 SH       SOLE                   523971              8529
Amgen Inc.                     COM              031162100     5107    89899 SH       SOLE                    84594              5305
Amsouth Bancorporation         COM              032165102     5777   236777 SH       SOLE                   202997             33780
Anheuser-Busch Companies, Inc. COM              035229103      921    18436 SH       SOLE                    14446              3990
Aon Corp.                      COM              037389103      223     7771 SH       SOLE                     7771
Apache Corp.                   COM              037411105     6529   130284 SH       SOLE                   115554             14730
Automatic Data Processing      COM              053015103     1628    39410 SH       SOLE                    34610              4800
BP Amoco LP                    COM              055622104     1100    19128 SH       SOLE                    17050              2078
Baker Hughes, Inc.             COM              057224107      597    13665 SH       SOLE                     9345              4320
BankAmerica Corp.              COM              060505104     1121    25862 SH       SOLE                    23912              1950
Baxter International Inc.      COM              071813109      416    12925 SH       SOLE                     4925              8000
BellSouth Corp.                COM              079860102      255     9387 SH       SOLE                     8027              1360
Berkshire Hathaway Inc. Class  COM              084670108     1906       22 SH       SOLE                       15                 7
Berkshire Hathaway Inc. Class  COM              084670207     5441     1895 SH       SOLE                     1811                84
Biomet, Inc.                   COM              090613100     4571    97497 SH       SOLE                    90857              6640
Bristol Myers Squibb           COM              110122108      807    34106 SH       SOLE                    34106
Capital Bancorp Inc.           COM              139740104      400    20000 SH       SOLE                                      20000
Cardinal Health Inc.           COM              14149Y108      342     7816 SH       SOLE                     3200              4615
Cendant Corp.                  COM              151313103     4355   201636 SH       SOLE                   176135             25501
Central Parking Corp.          COM              154785109      953    72099 SH       SOLE                    66999              5100
ChevronTexaco Corp.            COM              166764100      721    13434 SH       SOLE                    12326              1108
Cisco Systems Inc.             COM              17275R102     5962   329366 SH       SOLE                   295415             33951
Citigroup Inc.                 COM              172967101     3607    81760 SH       SOLE                    73419              8341
Coca Cola Co.                  COM              191216100     3101    77428 SH       SOLE                    70801              6627
ConocoPhillips                 COM              20825c104     4700    56729 SH       SOLE                    51678              5052
Dell Corp.                     COM              24702r101      668    18760 SH       SOLE                    18660               100
Dionex Corp.                   COM              254546104      350     6400 SH       SOLE                     6400
Dollar General Corp.           COM              256669102      574    28506 SH       SOLE                    25406              3100
Dominion Resources, Inc.       COM              25746u109      359     5505 SH       SOLE                     4805               700
Dover Corp.                    COM              260003108      272     7000 SH       SOLE                     6200               800
Duke Energy Corp.              COM              264399106      398    17405 SH       SOLE                    16041              1364
Eaton Corp.                    COM              278058102      431     6802 SH       SOLE                     6802
Exxon Mobil Corp.              COM              30231G102     9776   202267 SH       SOLE                   187333             14934
FedEx Corp.                    COM              31428X106     2658    31015 SH       SOLE                    29340              1675
Federal National Mortgage Assn COM              313586109     1268    20001 SH       SOLE                    18601              1400
First Data Corp.               COM              319963104     2298    52836 SH       SOLE                    45554              7282
Gannett Co. Inc.               COM              364730101      201     2400 SH       SOLE                     2400
General Electric Co.           COM              369604103    13624   405705 SH       SOLE                   368973             36733
General Mills Inc.             COM              370334104     1861    41452 SH       SOLE                    37775              3677
HCA Inc.                       COM              404119109    30524   800117 SH       SOLE                   784346             15771
Halliburton Inc.               COM              406216101     6034   179098 SH       SOLE                   165270             13828
HealthStream Inc.              COM              42222n103      184    87500 SH       SOLE                    87500
Hewlett Packard Co.            COM              428236103     2043   108969 SH       SOLE                    85149             23820
Home Depot Inc.                COM              437076102    10710   273218 SH       SOLE                   256368             16849
Intel Corp.                    COM              458140100     7360   366888 SH       SOLE                   329483             37405
International Business Machine COM              459200101     6088    71011 SH       SOLE                    61786              9225
J. P. Morgan Chase & Co. Inc.  COM              46625h100     1672    42083 SH       SOLE                    38256              3827
Johnson & Johnson              COM              478160104     8475   150457 SH       SOLE                   140890              9567
Kimberly-Clark Corp.           COM              494368103     1298    20100 SH       SOLE                    18000              2100
L-3 Communications             COM              502424104     5091    75990 SH       SOLE                    71220              4770
Liberty Media Corp.            COM              530718105     3856   442232 SH       SOLE                   365307             76925
Liberty Media International Cl COM              530719103      526    15755 SH       SOLE                    12090              3665
Lowes Companies                COM              548661107     1849    34024 SH       SOLE                    24799              9225
Manulife Financial             COM              65661r106      208     4744 SH       SOLE                     4347               397
Marsh & McLennan Co.           COM              571748102      338     7396 SH       SOLE                     5996              1400
Medtronic Inc.                 COM              585055106     5290   101931 SH       SOLE                    94980              6951
Merck & Company Inc.           COM              589331107      738    22370 SH       SOLE                    22370
Microsoft Corp.                COM              594918104     5892   213095 SH       SOLE                   176925             36170
Molex Inc. - Class A           COM              608554200     4654   176807 SH       SOLE                   166314             10493
National Commerce Financial Co COM              63545P104      407    11900 SH       SOLE                    11900
O Charley's Inc.               COM              670823103      299    18350 SH       SOLE                    15650              2700
PepsiCo Inc.                   COM              713448108     1870    38445 SH       SOLE                    27590             10855
Pfizer Inc.                    COM              717081103     6543   213822 SH       SOLE                   189261             24561
Piedmont Natural Gas Co.       COM              720186105      256     5820 SH       SOLE                     5820
Procter & Gamble Co.           COM              742718109      907    16764 SH       SOLE                    13394              3370
Regions Financial Corp.        COM              758940100      284     8587 SH       SOLE                     8587
Republic Services Inc.         COM              760759100     7175   241100 SH       SOLE                   218025             23075
Royal Dutch Petroleum Co.      COM              780257804      217     4200 SH       SOLE                     3400               800
SBC Communications, Inc.       COM              78387g103      492    18952 SH       SOLE                    17883              1069
Schlumberger Ltd.              COM              806857108     5956    88488 SH       SOLE                    78018             10470
Select Basic Materials Sector  COM              81369y100     1667    60505 SH       SOLE                    45275             15230
SouthTrust Corp.               COM              844730101      256     6148 SH       SOLE                     6148
Sovereign Chief Venture F      COM              845912104        4    17000 SH       SOLE                                      17000
St. Paul Travelers Company     COM              792860108     2086    63106 SH       SOLE                    54267              8839
SunTrust Banks Inc.            COM              867914103     2716    38574 SH       SOLE                    37700               874
Sungard Data Systems Inc.      COM              867363103     5787   243475 SH       SOLE                   216625             26850
Sysco Corp.                    COM              871829107     9368   313104 SH       SOLE                   283722             29382
Target Corporation             COM              87612e106      700    15480 SH       SOLE                     6690              8790
Tyco International Ltd.        COM              902124106     3443   112300 SH       SOLE                   106260              6040
United Parcel Svc. Inc. CL B   COM              911312106     4490    59145 SH       SOLE                    54845              4300
United Technologies Corp.      COM              913017109     4291    45955 SH       SOLE                    42255              3700
Verizon Communications         COM              92343v104      732    18577 SH       SOLE                    10625              7951
Viacom- Cl. B                  COM              925524308     3505   104428 SH       SOLE                    91460             12968
Vodafone Group PLC ADR         COM              92857w100      720    29875 SH       SOLE                    29125               750
Wachovia Corp.                 COM              929903102      429     9143 SH       SOLE                     7877              1266
Wal-Mart Stores Inc.           COM              931142103    10369   194899 SH       SOLE                   185192              9708
Walt Disney Co.                COM              254687106      313    13864 SH       SOLE                    11342              2522
Wells Fargo & Co.              COM              949746101     4523    75857 SH       SOLE                    70055              5802
Willis Group Holdings Inc.     COM              G96655108     6236   166742 SH       SOLE                   149080             17662
World Golf League, Inc.        COM              98148f202        0    10000 SH       SOLE                    10000
Wyeth Co.                      COM              983024100     1148    30684 SH       SOLE                    18344             12340
Zimmer Holdings, Inc.          COM              98956P102      318     4019 SH       SOLE                     3972                47
iShare MSCI Japan              COM              464286848     1423   146700 SH       SOLE                   127200             19500